Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts payable	$ 1,493,133
Draft Kings Inc
Accounts payable	16,618,000	$ 11,626,000
Accrued payroll and related expenses	17,770,000	9,857,000
Accrued litigation, lobbying and compliance	6,153,000	5,566,000
Accrued loyalty points	4,131,000	7,272,000
Accrued marketing fees	11,855,000	3,237,000
Accrued operating taxes	5,745,000	2,741,000
Accrued partnership fees	7,868,000	4,340,000
Accrued professional fees	4,191,000	1,978,000
Accrued software and licenses	1,589,000	2,263,000
Accrued other	9,375,000	7,269,000
Total	$ 85,295,000	$ 56,149,000